Quarterly Financial Data	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

Note 15 – Quarterly Financial Data (Unaudited)

	Quarter Ended
	March 31	June 30	September 30	December 31
(Thousands of dollars, except per share amounts)
2016
Operating revenues	$731,248	$547,748	$539,969	$641,525
Operating income	134,096	28,116	15,539	117,963
Net income	75,355	9,099	2,907	65,694
Net income attributable to Southwest Gas Corporation	75,446	8,943	2,472	65,180
Basic earnings per common share*	1.59	0.19	0.05	1.37
Diluted earnings per common share*	1.58	0.19	0.05	1.36

2015
Operating revenues	$734,220	$538,604	$505,396	$685,405
Operating income	129,556	25,047	16,143	117,586
Net income (loss)	71,879	5,063	(4,210)	66,698
Net income (loss) attributable to Southwest Gas Corporation	71,983	4,949	(4,734)	66,119
Basic earnings (loss) per common share*	1.54	0.11	(0.10)	1.40
Diluted earnings (loss) per common share*	1.53	0.10	(0.10)	1.38

2014
Operating revenues	$608,396	$453,153	$432,475	$627,683
Operating income	127,065	26,755	18,290	112,373
Net income	70,697	9,627	1,927	58,897
Net income attributable to Southwest Gas Corporation	70,783	9,627	1,970	58,746
Basic earnings per common share*	1.52	0.21	0.04	1.26
Diluted earnings per common share*	1.51	0.21	0.04	1.25

*	The sum of quarterly earnings (loss) per average common share may not equal the annual earnings (loss) per share due to the ongoing change in the weighted-average number of common shares outstanding.

The demand for natural gas is seasonal, and it is the opinion of management that comparisons of earnings for interim periods do not reliably reflect overall trends and changes in operations. Also, the timing of general rate relief can have a significant impact on earnings for interim periods. See Management’s Discussion and Analysis for additional discussion of operating results.